Related Party Transactions and Balances (Details) - Loan [Member]	12 Months Ended
Sep. 30, 2025
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans	4.00%
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans	5.00%
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans	5.00%
Jiangsu EZGO [Member]
Related Party Transactions and Balances [Line Items]
Annual interest rates of the loans	4.00%